Taxation - Summary of deferred tax in connection with unused tax losses carried forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
Total unused tax losses carried forward	€ 2,165	€ 1,675
Unused tax losses carried forward not recognised as a deferred tax asset	819	903
Unused tax losses carried forward recognised as a deferred tax asset	€ 1,345	€ 772
Average tax rate	22.30%	22.00%
Deferred tax asset	€ 300	€ 170